License Agreements - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 07, 2023	Mar. 29, 2020	Jan. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development expense				$ 2,763,000		$ 2,983,000	$ 9,690,000	$ 9,698,000
Voting stock, value				5,000	$ 5,000		5,000	$ 2,000
Biocept Agreement [Member]
Shares issued	53,381
Research and development expense				75,000	75,000
Payment for tech transfer and validation fee	$ 300,000
Option for exclusive worldwide license	$ 1,000,000
UTHSA License Agreement [Member]
License fee payment in cash			$ 300,000
Nano Tx Licenses Agreement [Member]
License fee payment in cash		$ 400,000
Voting stock, value		$ 300,000
Percentage of non-dilutive monetary awards required to pay		15.00%
Accrued payments due to NanoTx				$ 500,000	$ 500,000		$ 500,000